EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Equipment [Line Items]
Depreciation (Note 7)	$ 23,970	$ 17,595	$ 69,212	$ 89,026